Variable interest entities - Balance Sheet (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable interest entities
Property and equipment	¥ 5,205,228	¥ 4,313,477	¥ 5,621,814	¥ 7,871,344
Intangible assets	704,516	675,685	1,724,141	3,286,145
Treasury investments	3,430,499	7,892,899	10,199,802	3,722,640
Investments accounted for using the equity method	3,766,159	3,555,599	3,059,146	3,002,005
Other financial investments measured at fair value through profit or loss	3,602,059	2,886,719	2,839,760	3,605,958
Other financial investments measured at fair value through other comprehensive income	5,624,762	9,624,566	7,009,296	13,431,049
Accounts receivable	3,492,919	3,434,615	2,288,218	2,631,969
Amounts due from the Company and its subsidiaries	353,711	497,274	97,889	115,239
Restricted cash	1,723,392	1,139,473	803,956	443,758
Cash and cash equivalents	12,554,843	27,308,098	20,855,252	43,429,717
Other assets	589,584	771,977	656,973	1,033,974
Total assets	143,893,331	144,079,023	131,578,895	153,406,427
Shareholders' deficit of VIEs	98,701,979	99,401,619	102,201,336	113,538,876
Amounts due to the Company and its subsidiaries	415,238	331,373	239,463	249,402
Total liabilities	45,191,352	44,677,404	29,377,559	39,867,551
Total equity and liabilities	143,893,331	144,079,023	131,578,895	153,406,427
Variable interest entities
Variable interest entities
Property and equipment	163,307	283,793	271,678	346,662
Intangible assets	421,566	449,509	462,485	514,838
Treasury investments	3,807,688	2,636,525	3,933,042	4,486,675
Investments accounted for using the equity method	2,479,867	2,477,462	2,258,191	2,146,696
Other financial investments measured at fair value through profit or loss	1,225,044	1,087,494	1,603,600	1,512,921
Other financial investments measured at fair value through other comprehensive income	496,472	414,773	423,558	381,908
Accounts receivable	2,318,179	2,091,011	1,386,950	1,716,701
Amounts due from the Company and its subsidiaries	31,467,731	25,637,023	29,306,180	20,730,377
Restricted cash	1,559,177	1,137,507	739,355	108,223
Cash and cash equivalents	3,981,383	14,631,898	5,558,835	18,499,058
Other assets	8,190,767	3,964,380	3,443,195	2,664,412
Total assets	56,111,181	54,811,375	49,387,069	53,108,471
Shareholders' deficit of VIEs	(22,135,916)	(21,029,871)	(22,216,875)	(16,430,915)
Borrowings	3,440,561	3,496,853	199,807	824,964
Lease liabilities	103,282	105,645	276,526	241,202
Accounts and notes payable	4,372,876	4,490,690	2,706,322	3,717,589
Amounts due to the Company and its subsidiaries	63,177,051	61,319,852	63,721,621	58,675,506
Other liabilities	7,153,327	6,428,206	4,699,668	6,080,125
Total liabilities	78,247,097	75,841,246	71,603,944	69,539,386
Total equity and liabilities	¥ 56,111,181	¥ 54,811,375	¥ 49,387,069	¥ 53,108,471